Note 27 - Share-based Expenses - Share-based Expense (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 23, 2017	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Cash-settled share-based payment expense		$ 689	$ 315	[1]	$ 976	[1]
Equity-settled share-based payment expense	$ 806		14	[1]	835	[1]
Restricted and performance share units [member]
Statement Line Items [Line Items]
Cash-settled share-based payment expense		616	218		853
Share option programmes [member]
Statement Line Items [Line Items]
Equity-settled share-based payment expense			14		29
Cash-settled awards [member]
Statement Line Items [Line Items]
Cash-settled share-based payment expense		73	97		123
Facilitation and advanced dividend loan modification [member]
Statement Line Items [Line Items]
Equity-settled share-based payment expense					$ 806

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.